NON-RECOURSE BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about borrowings

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2019	2018
Term debt
Public – Canadian	Apr. 9, 2019	3.95%	C$	$—	$440
Public – Canadian	Mar. 1, 2021	5.30%	C$	269	257
Public – Canadian	Mar. 31, 2023	4.54%	C$	463	441
Public – Canadian	Mar. 8, 2024	5.04%	C$	385	367
Public – U.S.	Apr. 1 , 2024	4.00%	US$	749	749
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	664	633
Public – U.S.	Jun. 2, 2026	4.25%	US$	497	496
Public – Canadian	Mar. 16, 2027	3.80%	C$	385	366
Public – U.S.	Jan. 25, 2028	3.90%	US$	649	648
Public – U.S.	Mar. 29, 2029	4.85%	US$	998	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	325	309
Private – Japanese	Dec. 1, 2038	1.42%	JPY	92	91
Public – U.S.	Sep. 20, 2047	4.70%	US$	902	903
				7,128	6,450
Deferred financing costs[1]				(45)	(41)
Total				$7,083	$6,409

1.	Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.
NON-RECOURSE BORROWINGS OF MANAGED ENTITIES

AS AT DEC. 31	Note	2019	2018
Subsidiary borrowings	(a)	$8,423	$8,600
Property-specific borrowings	(b)	127,869	103,209
Total		$136,292	$111,809

a)	Subsidiary Borrowings
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2020	$—	$—	$—	$—	$17	$17
2021	443	—	—	—	36	479
2022	—	308	347	—	541	1,196
2023	308	—	—	—	227	535
2024	1,294	299	1,359	—	57	3,009
Thereafter	—	1,501	768	—	949	3,218
Total Principal repayments	2,045	2,108	2,474	—	1,827	8,454
Deferred financing costs and other	(21)	(10)	(4)	—	4	(31)
Total – Dec. 31, 2019	$2,024	$2,098	$2,470	$—	$1,831	$8,423
Total – Dec. 31, 2018	$2,504	$2,328	$1,993	$52	$1,723	$8,600

The weighted-average interest rate on subsidiary borrowings as at December 31, 2019 was 4.3% (2018 – 4.5%).
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$17	$395
Non-current	8,406	8,205
Total	$8,423	$8,600

Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2019	Local Currency		2018	Local Currency
U.S. dollars	$5,162	US$	5,162	$6,846	US$	6,846
Canadian dollars	3,078	C$	3,998	1,613	C$	2,200
Brazilian reais	183	Rs	737	—	Rs	—
Australian dollars	—	A$	—	141	A$	200
Total	$8,423			$8,600

b)	Property-Specific Borrowings
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2020	$9,871	$1,556	$2,740	$1,438	$91	$15,696
2021	11,796	1,073	1,044	868	38	14,819
2022	7,784	1,168	1,707	1,487	19	12,165
2023	6,876	1,841	3,012	1,524	13	13,266
2024	11,181	797	3,043	2,947	136	18,104
Thereafter	20,945	9,377	9,365	15,363	—	55,050
Total Principal repayments	68,453	15,812	20,911	23,627	297	129,100
Deferred financing costs and other	(544)	(25)	(135)	(522)	(5)	(1,231)
Total – Dec. 31, 2019	$67,909	$15,787	$20,776	$23,105	$292	$127,869
Total – Dec. 31, 2018	$63,494	$14,233	$14,334	$10,820	$328	$103,209

The weighted-average interest rate on property-specific borrowings as at December 31, 2019 was 4.7% (2018 – 5.0%).
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$15,696	$10,764
Non-current	112,173	92,445
Total	$127,869	$103,209

Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2019	Local Currency		2018	Local Currency
U.S. dollars	$84,203	US$	84,203	$72,747	US$	72,747
British pounds	9,812		£7,401	7,200		£5,643
Canadian dollars	7,955	C$	10,333	6,285	C$	8,573
European Union euros	6,844		€6,103	3,264		€2,846
Australian dollars	4,815	A$	6,861	2,968	A$	4,210
Indian rupees	4,143	Rs	295,106	2,026	Rs	140,694
Brazilian reais	3,969	R$	15,998	3,825	R$	14,820
Colombian pesos	2,029	COP$	6,671,818	1,855	COP$	6,025,270
Korean won	1,959	₩	2,264,478	1,613	₩	1,797,415
Chilean unidades de fomento	1,099	UF	29	837	UF	21
Other currencies	1,041	n/a	n/a	589	n/a	n/a
Total	$127,869			$103,209
Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2019	Local Currency		2018	Local Currency
U.S. dollars	$84,203	US$	84,203	$72,747	US$	72,747
British pounds	9,812		£7,401	7,200		£5,643
Canadian dollars	7,955	C$	10,333	6,285	C$	8,573
European Union euros	6,844		€6,103	3,264		€2,846
Australian dollars	4,815	A$	6,861	2,968	A$	4,210
Indian rupees	4,143	Rs	295,106	2,026	Rs	140,694
Brazilian reais	3,969	R$	15,998	3,825	R$	14,820
Colombian pesos	2,029	COP$	6,671,818	1,855	COP$	6,025,270
Korean won	1,959	₩	2,264,478	1,613	₩	1,797,415
Chilean unidades de fomento	1,099	UF	29	837	UF	21
Other currencies	1,041	n/a	n/a	589	n/a	n/a
Total	$127,869			$103,209
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$17	$395
Non-current	8,406	8,205
Total	$8,423	$8,600
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2020	$—	$—	$—	$—	$17	$17
2021	443	—	—	—	36	479
2022	—	308	347	—	541	1,196
2023	308	—	—	—	227	535
2024	1,294	299	1,359	—	57	3,009
Thereafter	—	1,501	768	—	949	3,218
Total Principal repayments	2,045	2,108	2,474	—	1,827	8,454
Deferred financing costs and other	(21)	(10)	(4)	—	4	(31)
Total – Dec. 31, 2019	$2,024	$2,098	$2,470	$—	$1,831	$8,423
Total – Dec. 31, 2018	$2,504	$2,328	$1,993	$52	$1,723	$8,600
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2020	$9,871	$1,556	$2,740	$1,438	$91	$15,696
2021	11,796	1,073	1,044	868	38	14,819
2022	7,784	1,168	1,707	1,487	19	12,165
2023	6,876	1,841	3,012	1,524	13	13,266
2024	11,181	797	3,043	2,947	136	18,104
Thereafter	20,945	9,377	9,365	15,363	—	55,050
Total Principal repayments	68,453	15,812	20,911	23,627	297	129,100
Deferred financing costs and other	(544)	(25)	(135)	(522)	(5)	(1,231)
Total – Dec. 31, 2019	$67,909	$15,787	$20,776	$23,105	$292	$127,869
Total – Dec. 31, 2018	$63,494	$14,233	$14,334	$10,820	$328	$103,209
Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2019	Local Currency		2018	Local Currency
U.S. dollars	$5,162	US$	5,162	$6,846	US$	6,846
Canadian dollars	3,078	C$	3,998	1,613	C$	2,200
Brazilian reais	183	Rs	737	—	Rs	—
Australian dollars	—	A$	—	141	A$	200
Total	$8,423			$8,600
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$15,696	$10,764
Non-current	112,173	92,445
Total	$127,869	$103,209

AS AT DEC. 31	Note	2019	2018
Subsidiary borrowings	(a)	$8,423	$8,600
Property-specific borrowings	(b)	127,869	103,209
Total		$136,292	$111,809